Material Accounting Policies (Details)	12 Months Ended
Dec. 31, 2024
Bottom of Range [Member]
Disclosure of detailed information about biological assets [line items]
Revenue contractual period	3 years
Useful lifespan of the asset	3 years
Top of Range [Member]
Disclosure of detailed information about biological assets [line items]
Revenue contractual period	5 years
Useful lifespan of the asset	4 years